Principal Financing Arrangements (Details Narrative) - USD ($)	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2020
Principal Financing Arrangements
Operating Loss Carryforwards	$ 1,675,000	$ 141,000	$ 140,000